DECHERT LLP

1900 K Street, N.W.

Washington, D.C. 20006

February 5, 2020

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Re:	Marsico Investment Fund

File Nos. 333-36975 and 811-08397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Marsico Investment Fund, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the five investment series of the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust’s Post-Effective Amendment No. 46 which was filed with the Commission on January 30, 2020 and which became effective on January 31, 2020. The text of Post-Effective Amendment No. 46 was filed electronically (Accession Number 0001398344-20-001660).

Please do not hesitate to contact the undersigned at (202) 261-3393 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Gary E. Brooks

Gary E. Brooks, Esq.